Schedule of estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Peel Partnership Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	Lesser of 10 years and remaining lease term of right-of-use asset - Partnership rights as a strategic partner of The Shire of Murray
Software Developed [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	5 years